Inventory (Details) - Schedule of inventory - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of inventory [Abstract]
Goods in transit	$ 8	$ 161
Finished goods	1,783	1,066
Inventory total	$ 1,791	$ 1,227